Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital.	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of year at Dec. 31, 2019	€ 287,282	€ 2,703,583	€ (1,142)	€ (4,842)	€ (109,223)	€ 2,875,658
Net loss					(305,436)	(305,436)
Other comprehensive income / loss (-)			(2,047)	(6,065)		(8,112)
Total comprehensive income / loss (-)			(2,047)	(6,065)	(305,436)	(313,548)
Share-based compensation					79,959	79,959
Exercise of warrant/ subscription rights	4,031	24,257				28,288
Balance at end of year at Dec. 31, 2020	291,312	2,727,840	(3,189)	(10,907)	(334,701)	2,670,355
Net loss					(103,231)	(103,231)
Other comprehensive income / loss (-)			1,467	730		2,197
Total comprehensive income / loss (-)			1,467	730	(103,231)	(101,034)
Share-based compensation					70,726	70,726
Exercise of warrant/ subscription rights	763	2,551				3,314
Balance at end of year at Dec. 31, 2021	292,075	2,730,391	(1,722)	(10,177)	(367,205)	2,643,362
Net loss					(217,991)	(217,991)
Other comprehensive income / loss (-)			129	5,324		5,453
Total comprehensive income / loss (-)			129	5,324	(217,991)	(212,538)
Share-based compensation					88,506	88,506
Exercise of warrant/ subscription rights	1,530	5,166				6,695
Balance at end of year at Dec. 31, 2022	€ 293,604	€ 2,735,557	€ (1,593)	€ (4,853)	€ (496,689)	€ 2,526,026